LEASING - Financial expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest expenses:
Financial expenses arising from lease liabilities regarding right-of-use assets	$ 1.5	$ 2.4	$ 2.3
Other financial expenses	48.4	39.5	37.0
Total	$ 49.9	$ 41.9	$ 39.3